Additional Information - Condensed Financial Information of the Parent Company - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating Expenses [Abstract]
Selling and marketing expenses	¥ 274,670	$ 43,102	¥ 279,665	¥ 572,040
General and administrative expenses	72,788	11,422	98,820	103,890
Research and development expenses	35,651	5,594	34,267	43,339
Total operating expenses	383,109	60,118	412,752	719,269
Net loss attributable to TuanChe Limited's ordinary shareholders	(101,945)	(15,998)	(163,478)	(251,299)
Net loss	(101,945)	(15,998)	(163,034)	(250,640)
Foreign currency translation adjustments	(1,603)	(252)	(6,853)	8,416
Reportable Legal Entities Member | Parent Company [Member]
Operating Expenses [Abstract]
Selling and marketing expenses	(9)	(1)	219	(256)
General and administrative expenses	(6,701)	(1,052)	(11,492)	(19,801)
Research and development expenses			232	(422)
Total operating expenses	(6,710)	(1,053)	(11,041)	(20,479)
Interest income, net	311	50	1,425	6,142
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(96,058)	(15,074)	(153,967)	(235,804)
Others, net	512	79	549	(499)
Net loss attributable to TuanChe Limited's ordinary shareholders	(101,945)	(15,998)	(163,034)	(250,640)
Net loss	(101,945)	(15,998)	(163,034)	(250,640)
Foreign currency translation adjustments	(1,603)	(252)	(6,853)	8,416
Total comprehensive loss attributable to TuanChe Limited's ordinary shareholders	¥ (103,548)	$ (16,250)	¥ (169,887)	¥ (242,224)